Common Shares and Treasury Stock	12 Months Ended
May 31, 2020
Class of Stock Disclosures [Abstract]
Common Shares and Treasury Stock
16.	COMMON SHARES AND TREASURY STOCK
As of May 31, 2018, 2019 and 2020, the Company had 300,000,000 common shares authorized with par value of US$0.01.
The movement of the outstanding common shares and treasury stock is listed as below.

	Number of common share	Number of treasury stock
Shares outstanding as of June 1 , 2017	157,687,444	691,943
Reissuance of treasury stock for NES	631,966	(631,966)
Reissuance of treasury stock for the exercises of options	500	(500)

Shares outstanding as of May 31, 2018	158,319,910	59,477

Reissuance of treasury stock for NES	59,477	(59,477)
Issuance of common share for NES	422,327	—
Shares repurchase	(952,000)	952,000

Shares outstanding as of May 31, 2019	157,849,714	952,000

Reissuance of treasury stock for NES	690,366	(690,366)

Shares outstanding as of May 31, 2020	158,540,080	261,634